Subsequent Events (Details) - $ / shares			3 Months Ended		6 Months Ended
		Aug. 12, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Subsequent Event [Line Items]
Distribution made to limited partner, distributions paid, per unit (in USD per share)	[1]		$ 0.25	$ 0.5675	$ 0.5	$ 1.135
Subsequent Event
Subsequent Event [Line Items]
Distribution made to limited partner, distributions paid, per unit (in USD per share)	[2]	$ 0.10

[1]	Distributions were declared and paid only with respect to the common units in 2016.
[2]	Distributions were declared and paid only with respect to the common units in 2016.